Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012
Income Tax Contingency [Line Items]
Beginning Balance	$ 21,326	$ 13,135	$ 13,479
Additions for tax positions of the current period	2,693	3,189
Additions for tax positions of prior periods	2,206	9,187
Reductions due to settlements		(370)	(228)
Other reductions for tax positions of prior periods	(7,070)	(3,815)	(116)
Ending Balance	$ 19,155	$ 21,326	$ 13,135